Business Combinations - Vitalyst LLC (Details) $ in Thousands, $ in Thousands			9 Months Ended	12 Months Ended
	Jan. 31, 2022 CAD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)	Jan. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Revenues				$ 437,885	$ 287,643
Vitalyst, LLC
Disclosure of detailed information about business combination [line items]
Consideration paid	$ 57,592	$ 45,362
Accounts payable and accrued liabilities as of acquisition date	2,893					$ 2,279
Long-term Debt Recognized as of Acquisition Date	38,279					30,150
Acquisition related costs	1,652			1,693
Potential contingent consideration recognized as of acquisition date	1,270					1,000
Cash consideration for acquisition	$ 16,420					$ 12,933
Revenue from business acquired				4,980
Profit (loss) from business acquired			$ 5,715	1,219
Amortisation expense				$ 569
Revenues			$ 31,427